Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended	60 Months Ended	86 Months Ended	99 Months Ended	120 Months Ended
		May 31, 2024	May 31, 2024	May 31, 2024	May 31, 2024	May 31, 2024	May 31, 2023	May 31, 2022	May 31, 2021	May 31, 2020	May 31, 2019	May 31, 2018	May 31, 2017	Mar. 31, 2017	May 31, 2016	Feb. 29, 2016	May 31, 2015	May 31, 2014
C000213941 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class R6 Shares
Account Value		$ 15,411	$ 15,411	$ 15,411	$ 15,411	$ 15,411	$ 13,948	$ 15,697	$ 20,813	$ 12,517	$ 11,511	$ 13,290	$ 11,090	$ 10,000
Average Annual Return, Percent	[1]	10.49%	6.01%	6.22%
C000213944 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Shares
Account Value		$ 16,998	$ 16,998	$ 16,998	16,998	$ 16,998	14,468	15,089	17,992	11,915	11,859	12,768	11,193		$ 9,405		$ 10,225	$ 10,000
Average Annual Return, Percent	[2]	17.48%	7.47%			5.45%
C000213946 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A Shares — including sales load
Account Value		$ 15,624	$ 15,624	15,624	15,624	$ 15,624	13,330	13,933	16,657	11,061	11,037	11,922	10,471		8,825		9,626	9,450
Average Annual Return, Percent	[3]	10.77%	5.99%			4.56%
C000213946 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A Shares — excluding sales load
Average Annual Return, Percent	[3]	17.21%	7.20%			5.16%
C000213947 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class C Shares — including sales load
Account Value		$ 15,634	$ 15,634	15,634	15,634	$ 15,634	13,339	13,942	16,799	11,234	11,295	12,291	10,877		9,233		10,132	10,000
Average Annual Return, Percent	[4]	15.34%	6.40%			4.57%
C000213947 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class C Shares — excluding sales load
Average Annual Return, Percent	[4]	16.34%	6.40%			4.57%
C000213949 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Shares
Account Value		$ 20,715	$ 20,715	20,715	$ 20,715	$ 20,715	18,242	19,333	24,393	16,223	14,145	15,133	12,720		10,920	$ 10,000
Average Annual Return, Percent	[5]	13.56%	7.93%		9.23%
C000213942 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Shares
Account Value		$ 15,399	$ 15,399	$ 15,399	$ 15,399	15,399	13,940	15,697	20,813	12,517	11,511	13,290	11,090	10,000
Average Annual Return, Percent	[6]	10.47%	5.99%	6.21%
C000213945 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class R6 Shares
Account Value		$ 17,052	$ 17,052	$ 17,052	17,052	$ 17,052	14,504	15,118	18,019	11,930	11,864	12,768	11,193		9,405		10,225	10,000
Average Annual Return, Percent	[7],[8]	17.57%	7.53%			5.48%
C000213950 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class R6 Shares
Account Value		$ 20,730	$ 20,730	20,730	$ 20,730	$ 20,730	18,256	19,333	24,393	16,223	14,145	15,133	12,720		10,920	10,000
Average Annual Return, Percent	[9]	13.55%	7.94%		9.24%
MSCI ACWI ex USA Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI ex USA Growth Index
Account Value		$ 18,515.10952	$ 18,515.10952	18,515.10952	$ 18,515.10952	18,515.10952	16,384.10442	16,346.29707	20,158.19576	14,406.55048	13,417.42465	14,166.79273	12,675.07461		10,849.393	10,000
Average Annual Return, Percent		13.01%	6.65%		7.75%
MSCI Emerging Markets Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Growth Index
Account Value		$ 13,367.37469	$ 13,367.37469	$ 13,367.37469	$ 13,367.37469	13,367.37469	12,147.91477	13,579.89576	18,196.66425	11,984.2726	11,153.07725	12,650.21645	10,741.326	10,000
Average Annual Return, Percent		10.04%	3.69%	4.13%
Morningstar Diversified Emerging Markets Funds Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar Diversified Emerging Markets Funds Average
Account Value		$ 13,056.84737	$ 13,056.84737	$ 13,056.84737	13,056.84737	13,056.84737	11,481.97407	12,191.70438	15,183.04895	10,145.54324	10,712.67436	11,701.21782	10,480.615	10,000
Average Annual Return, Percent		13.68%	3.94%	3.69%
Morningstar Foreign Large Blend Funds Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar Foreign Large Blend Funds Average
Account Value		$ 14,941.73001	$ 14,941.73001	$ 14,941.73001	14,941.73001	$ 14,941.73001	12,737.99454	12,595.01094	14,306.74746	10,230.52113	10,531.58654	11,337.60646	10,476.287		9,055.142198		10,069.525	10,000
Average Annual Return, Percent		17.32%	7.28%			4.12%
Morningstar Foreign Large Growth Funds Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar Foreign Large Growth Funds Average
Account Value		$ 18,720.49004	$ 18,720.49004	18,720.49004	$ 18,720.49004	$ 18,720.49004	16,328.49458	16,022.26111	20,138.45699	14,323.79739	13,325.3341	14,043.62626	12,505.61562		10,834.87	$ 10,000
Average Annual Return, Percent		14.64%	6.87%		7.82%
MSCI Emerging Markets Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Index
Account Value		$ 13,040.35952	$ 13,040.35952	$ 13,040.35952	$ 13,040.35952	13,040.35952	11,602.95835	12,678.97199	15,814.85538	10,473.26295	10,953.80301	11,997.01023	10,521.05	$ 10,000
Average Annual Return, Percent		12.39%	3.55%	3.77%
MSCI ACWI ex USA Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI ex USA Index
Account Value		$ 14,838.44392	$ 14,838.44392	$ 14,838.44392	$ 14,838.44392	$ 14,838.44392	$ 12,710.34457	$ 12,891.47495	$ 14,717.43806	$ 10,308.05729	$ 10,674.5675	$ 11,387.38962	$ 10,383.11595		$ 8,781.19132		$ 9,910.191	$ 10,000
Average Annual Return, Percent		16.74%	6.81%			4.02%

[1]	The Fund’s Class R6 Shares commenced operations on August 26, 2021. For the periods prior to the commencement of operations of the Fund’s Class R6 Shares, the performance information shown is for the Fund’s Institutional Shares, which commenced operations on March 31, 2017. The performance of the Institutional Shares has not been adjusted to reflect the expenses of the Class R6 Shares, since the Class R6 Shares have a lower expense ratio than the Institutional Shares.
[2]	The Fund is the successor to the PNC International Equity Fund (the “Predecessor Fund”), pursuant to a reorganization involving the Fund and the Predecessor Fund that occurred on November 15, 2019. For periods prior to the reorganization, the performance information is historical information for the Predecessor Fund.
[3]	The Fund is the successor to the PNC International Equity Fund (the “Predecessor Fund”), pursuant to a reorganization involving the Fund and the Predecessor Fund that occurred on November 15, 2019. For periods prior to the reorganization, the performance information is historical information for the Predecessor Fund.
[4]	The Fund is the successor to the PNC International Equity Fund (the “Predecessor Fund”), pursuant to a reorganization involving the Fund and the Predecessor Fund that occurred on November 15, 2019. For periods prior to the reorganization, the performance information is historical information for the Predecessor Fund.
[5]	Commenced operations on November 15, 2019. The Fund is the successor to the PNC International Growth Fund (the "Predecessor Fund") pursuant to a reorganization involving the Fund and the Predecessor Fund. For periods prior to the reorganization, the performance information is historical information for the Predecessor Fund which commenced operations on February 29, 2016.
[6]	Commenced operations on November 15, 2019. The Fund is the successor to the PNC Emerging Markets Equity Fund (the "Predecessor Fund") pursuant to a reorganization involving the Fund and the Predecessor Fund. For periods prior to the reorganization, the performance information is historical information for the Predecessor Fund which commenced operations on March 31, 2017.
[7]	The Fund is the successor to the PNC International Equity Fund (the “Predecessor Fund”), pursuant to a reorganization involving the Fund and the Predecessor Fund that occurred on November 15, 2019. For periods prior to the reorganization, the performance information is historical information for the Predecessor Fund.
[8]	The Fund’s Class R6 Shares commenced operations on June 11, 2018. For the period prior to the commencement of operations of the Class R6 Shares, the performance information shown is for the Institutional Shares.
[9]	The Fund’s Class R6 Shares commenced operations on August 26, 2021. For the periods prior to the commencement of operations of the Fund’s Class R6 Shares, the performance information shown is for the Fund’s Institutional Shares, which commenced operations on February 29, 2016. The performance of the Institutional Shares has not been adjusted to reflect the expenses of the Class R6 Shares, since the Class R6 Shares have a lower expense ratio than the Institutional Shares.